Shareholder Report, Line Graph (Details) 198031_Teucrium Agricultural Strategy No K-1 ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	May 16, 2022	Dec. 31, 2025
Teucrium Agricultural Strategy No K-1 ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Teucrium Agricultural Strategy No K-1 ETF NAV
Accumulated Value	$ 7,280	$ 8,481	$ 8,865	$ 10,000	$ 6,855
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	15,292	12,232	9,686	10,000	$ 18,026
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Commodity Index Total Return
Accumulated Value	$ 8,524	$ 8,088	$ 8,783	$ 10,000	$ 9,868